Subsidiary Guarantors (Details 2)	3 Months Ended	9 Months Ended
	Mar. 31, 2014	Sep. 30, 2014
Subsidiary Guarantors
Classes of stock, number		2
Issuers
Subsidiary Guarantors
Economic interest		25.30%
Class A common stock
Subsidiary Guarantors
Economic interests		100.00%
Votes per share entitled to stockholders		1
Class A common stock | Existing Owners
Subsidiary Guarantors
Ratio in which JEH Units and Class B common stock is exchanged for Class A common stock		1
Class B common stock
Subsidiary Guarantors
Economic interest	0.00%
Economic interests		0.00%
Votes per share entitled to stockholders		1
Issuers | Guarantor Subsidiaries
Subsidiary Guarantors
Ownership percentage in subsidiary guarantors		100.00%
Existing Owners | Issuers
Subsidiary Guarantors
Economic interest		74.70%